                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/10

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Northaven Management, Inc.

Address: 375 Park Ave., Suite 2709
         New York, NY 10152

Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adena Plesmid
Title: Controller
Phone: 212 798-0305

Signature, Place, and Date of Signing:


A Plesmid     New York, NY    4/26/10
-----------   -------------   -------
[Signature]   [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----

28-________________    __________________________

[Repeat as necessary.]

                                    FORM 13F

          SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         NONE
                                        -------

Form 13F Information Table Entry Total:      50
                                        -------

Form 13F Information Table Value Total: 122,173
                                        -------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.         Form 13F File Number   Name
---         --------------------   ----
28- _____   ____________________   ________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
------------------------------------  --------  ---------  --------  ------------------  ----------  --------  --------------------
                                                                                                                 VOTING AUTHORITY
              NAME OF                 TITLE OF                       SHRS OR  SH/  PUT/  INVESTMENT    OTHER   --------------------
               ISSUER                   CLASS     CUSIP     VALUE    PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
------------------------------------  --------  ---------  --------  -------  ---  ----  ----------  --------  ------  ------  ----
ARTHUR J. GALLAGHER & CO              COM       363576109  2013100     82000   SH        SOLE                   82000
AON CORP                              COM       037389103  2220920     52000   SH        SOLE                   52000
ARES CAPITAL CORPORATION              COM       04010L103  2223000    150000   SH        SOLE                  150000
BANK OF AMERICA CO                    COM       060505104  2945250    165000   SH        SOLE                  165000
BRYN MAWR BANK CORP                   COM       117665109   136125      7500   SH        SOLE                    7500
BROOKLINE BANCORP                     COM       11373M107   266000     25000   SH        SOLE                   25000
COMMUNITY BANKERS TRUST CORP          COM       203612106  1641819    564199   SH        SOLE                  564199
CATHAY GENERAL BANCORP                COM       149150104  3573150    307500   SH        SOLE                  307500
CHUBB CORP                            COM       171232101  3370250     65000   SH        SOLE                   65000
COMERICA INC                          COM       200340107  4184400    110000   SH        SOLE                  110000
COLUMBIA BANKING SYSTEM INC           COM       197236102  2031000    100000   SH        SOLE                  100000
CENTERSTATE BANKS INC                 COM       15201P109  3243600    265000   SH        SOLE                  265000
CONNECTICUT BANK & TRUST COMPANY      COM       207546102  1679186    352400   SH        SOLE                  352400
CVB FINANCIAL CORP                    COM       126600105  1241250    125000   SH        SOLE                  125000
DISCOVER FINANCIAL SERVICES           COM       254709108  2553860    171400   SH        SOLE                  171400
EASTERN INSURANCE HOLDINGS INC        COM       276534104  6675213    658305   SH        SOLE                  658305
ENDURANCE SPECIALTY HOLDINGS LTD      SHS       G30397106  3157750     85000   SH        SOLE                   85000
EASTERN VIRGINIA BANKSHARES INC       COM       277196101  1594258    211160   SH        SOLE                  211160
FIRST CALIFORNIA FINANCIAL GROUP INC  COM       319395109  1980000    750000   SH        SOLE                  750000
FIRST CAPITAL BANCORP INC             COM       319438107   619262     76170   SH        SOLE                   76170
FISERV INC                            COM       337738108  1349252     26581   SH        SOLE                   26581
FIRST MIDWEST BANCORP INC             COM       320867104  2506750    185000   SH        SOLE                  185000
1ST UNITED BANCORP INC (FLORIDA)      COM       33740N105  3622500    450000   SH        SOLE                  450000
GLG PARTNERS INC                      COM       37929X107  1215720    396000   SH        SOLE                  396000
HAMPSHIRE FIRST BANK                  OTC EQ    408853109  2234125    293000   SH        SOLE                  293000
HERITAGE FINANCIAL CORP               COM       42722X106  4671472    309574   SH        SOLE                  309574
INVESCO LTD                           SHS       G491BT108  4288904    195751   SH        SOLE                  195751
JPMORGAN CHASE & CO                   COM       46625H100  2384325     53281   SH        SOLE                   53281
LENDER PROCESSING SERVICES INC        COM       52602E102  1147600     30400   SH        SOLE                   30400
MARSH & MCLENNAN COMPANIES INC        COM       571748102  3101340    127000   SH        SOLE                  127000
MORGAN STANLEY                        COM NEW   617446448  2050300     70000   SH        SOLE                   70000
NEW ENGLAND BANCSHARES INC            COM NEW   643863202  1853478    244200   SH        SOLE                  244200
ORIENTAL FINANCIAL GROUP INC          COM       68618W100  4050000    300000   SH        SOLE                  300000
PACWEST BANCORP                       COM       695263103  2885429    126443   SH        SOLE                  126443
PACIFIC CONTINENTAL CORP              COM       69412V108  1470000    140000   SH        SOLE                  140000
PRINCIPAL FINANCIAL GROUP INC         COM       74251V102  3629138    124243   SH        SOLE                  124243
PMA CAPITAL CORP                      CL A      693419202  2566821    418049   SH        SOLE                  418049
PARTNERRE LTD                         COM       G6852T105  2790200     35000   SH        SOLE                   35000
PLATINUM UNDERWRITERS HOLDINGS LTD    COM       G7127P100  1483200     40000   SH        SOLE                   40000
STATE BANCORP INC                     COM       855716106  4835761    614455   SH        SOLE                  614455
SUNTRUST BANKS INC                    COM       867914103  2009250     75000   SH        SOLE                   75000
SUSQUEHANNA BANCSHARES INC            COM       869099101  1618650    165000   SH        SOLE                  165000
SYMETRA FINANCIAL CORPORATION         COM       87151Q106  2306500    175000   SH        SOLE                  175000
TRAVELERS COMPANIES INC               COM       89417E109  2562150     47500   SH        SOLE                   47500
US BANCORP (DEL)                      COM NEW   902973304  4688861    181177   SH        SOLE                  181177
UNIVEST CORP OF PENNSYLVANIA          COM       915271100  2569875    137500   SH        SOLE                  137500
WESTERN ALLIANCE BANCORP              COM       957638109   569000    100000   SH        SOLE                  100000
WASHINGTON FEDERAL INC                COM       938824109  2032000    100000   SH        SOLE                  100000
WILLIS GROUP HOLDINGS LTD             SHS       G96666105  2315460     74000   SH        SOLE                   74000
DIME BANCORP INC                      OTC EQ    25429Q110    15500    100000   SH        SOLE                  100000